Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail) (Projected Benefit Obligation Assumptions [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 4 months 24 days	7 years 2 months 12 days
Qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	14 years 7 months 6 days	15 years 10 months 12 days
Non qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	11 years 6 months	12 years 2 months 12 days